Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000158043 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158043 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158043 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158043 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158043 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158043 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158043 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158043 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158043 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158043 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000158043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000158043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000158043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000158043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158043 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158045 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | The Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000158045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158045 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000158045 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000158045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000158045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000158045 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000175540 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175540 [Member] | Bayer AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175540 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175540 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175540 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175540 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175540 [Member] | BASF SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175540 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175540 [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175540 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175540 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000175540 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000175540 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000175540 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175540 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175540 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000175540 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000175540 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000175540 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175540 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000175540 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000175540 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000175540 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000175540 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175540 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175540 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175540 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000175540 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175540 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000175540 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000175540 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000175540 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194897 [Member] | Darling Ingredients Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000194897 [Member] | Littelfuse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | SM Energy Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | National Fuel Gas Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | Ryder System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | Cirrus Logic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000194897 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000194897 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000194897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000194897 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000194897 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194897 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000194897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194897 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000194897 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000194897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000194897 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000194897 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000204467 [Member] | Hon Hai Precision Industry Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000204467 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000204467 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000204467 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000204467 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000204467 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000204467 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000204467 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000204467 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000204467 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000204467 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000204467 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000204467 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000204467 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000204467 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000204467 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000204467 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000204467 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204467 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000204467 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000204467 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000204467 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000204467 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000204467 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000204467 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000204467 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000204467 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204467 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204467 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000204467 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000204467 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000204467 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000204467 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226213 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226213 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000226213 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000226213 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000226213 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000226213 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000226213 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000226213 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000226213 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226213 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000226213 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000226213 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226213 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226213 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000226213 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000226213 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226213 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000226213 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227987 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227987 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000227987 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227987 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227987 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227987 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000227987 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000227987 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000227987 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227987 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000227987 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227987 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227987 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000227987 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227987 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000232625 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232625 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232625 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232625 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000232625 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000232625 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232625 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000232625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000232625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000232625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000232625 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232625 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237881 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237881 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237881 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237881 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000237881 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237881 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237881 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237881 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237881 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237881 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000237881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237881 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000237881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000237881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000237881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237881 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239874 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239874 [Member] | Equinor ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000239874 [Member] | WH Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239874 [Member] | Banco BPM SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239874 [Member] | Naturgy Energy Group SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | Sumitomo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | Fortescue Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239874 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000239874 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000239874 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000239874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000239874 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000239874 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000239874 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000239874 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000239874 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000239874 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000239874 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000239874 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000239874 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000239874 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000239874 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000239874 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000239874 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000239874 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000239874 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000239874 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000239874 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000239874 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000239874 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245406 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000245406 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000245406 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000245406 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000245406 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000245406 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000245406 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245406 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245406 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000245406 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245406 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000245406 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245406 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245406 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000245406 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245406 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000245406 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000245406 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000245406 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245406 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000245406 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000245406 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000245406 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000245645 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000245645 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000245645 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000245645 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000245645 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000245645 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000245645 [Member] | iShares Russell 3000 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000245645 [Member] | iShares Expanded Tech Software Sector ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000245645 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000245645 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000245645 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000245645 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000245645 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000245645 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000245645 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000245645 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000245645 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000245645 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000245645 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000245645 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245645 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000245645 [Member] | Schedule of securities sold short [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000246920 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246920 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246920 [Member] | Mitsubishi Electric Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246920 [Member] | Rexel SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246920 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246920 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246920 [Member] | Rio Tinto Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246920 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246920 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000246920 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246920 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000246920 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000246920 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000246920 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000246920 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246920 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246920 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246920 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000246920 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246920 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000246920 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000246920 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000246920 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246920 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000246920 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246920 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000246920 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246920 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246920 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000246920 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246920 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000249134 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249134 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000249134 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249134 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000249134 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000249134 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000249134 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000249134 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000249134 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000249134 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249134 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000249134 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000249134 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249134 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000249134 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249134 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249134 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249134 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255661 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255661 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000255661 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255661 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255661 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000255661 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000255661 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255661 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000255661 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000255661 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000255661 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255661 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000255661 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255661 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000255661 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255661 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000255661 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000255662 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255662 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255662 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255662 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000255662 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000255662 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000255662 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000255662 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255662 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000255662 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000255662 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255662 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000255662 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000255662 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255662 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255662 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255662 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255662 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255662 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000261300 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000261300 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261300 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000261300 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000261300 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261300 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261300 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261300 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261300 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000261300 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261300 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000261300 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000261300 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000261300 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000261300 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000261300 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000261300 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000261300 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000261300 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000261300 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261300 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000262811 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000262811 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000262811 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000262811 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000262811 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000262811 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000262811 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000262811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000262811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000262811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000262811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000262811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000262811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000262811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000262811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262811 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000262811 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%